Consolidated Balance Sheets - AUD ($)	Jun. 30, 2026	Jun. 30, 2025
Current Assets
Cash and cash equivalents	$ 63,672,558	$ 67,408,215
Current receivables	9,410,151	9,868,388
Short-term investments	5,200,486	62,284,779
Other current assets	2,342,706	9,526,264
Derivative financial assets	0	9,242
Total Current Assets	80,625,901	149,096,888
Non-Current Assets
Plant and equipment	110,608	63,458
Intangibles	1,492,941	7,200,429
Right of use assets	986,701	506,023
Other non-current assets	51,078	116,636
Total Non-Current Assets	2,641,328	7,886,546
TOTAL ASSETS	83,267,229	156,983,434
Current Liabilities
Trade and other payables	13,411,441	10,634,558
Employee benefits	459,283	814,018
Convertible note liability	0	1,104,878
Lease liability	290,149	205,390
Total Current Liabilities	14,160,873	12,758,844
Non-Current Liabilities
Other non-current liabilities	6,461,083	0
Employee benefits	326,853	265,891
Lease liability	757,377	314,914
Provisions	27,997	8,422
Deferred tax liability	0	0
Total Non-Current Liabilities	7,573,310	589,227
TOTAL LIABILITIES	21,734,183	13,348,071
NET ASSETS	61,533,046	143,635,363
EQUITY
Contributed equity	547,652,181	544,731,830
Reserves	34,677,264	42,984,855
Accumulated losses	(520,796,399)	(444,081,322)
Equity attributable to the owners of Immutep Limited	61,533,046	143,635,363
TOTAL EQUITY	$ 61,533,046	$ 143,635,363